Lease Commitments (Details) - Schedule of right of use asset and liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of right of use asset and liability [Abstract]
Right of use asset	$ 1,809,293	$ 1,923,082	$ 495,154
Right of use liability, current portion	322,997	384,530	249,284
Right of use liability, net of current portion	1,524,889	1,570,388	223,985
Total lease liability	$ 1,847,886	$ 1,954,918	$ 473,269